Income Taxes - Schedule of Components of Deferred Tax Asset (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ (16,509)	$ (11,994)
None
Total cumulative deferred tax asset	(16,509)	(11,994)
Valuation allowance	16,509	11,994
Effective income tax asset